Offerings - Offering: 1	Jul. 31, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Registered Shares, par value $0.10 per share
Amount Registered	5,000,000
Proposed Maximum Offering Price per Unit	173.495
Maximum Aggregate Offering Price	$ 867,475,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 128,100
Offering Note	The proposed maximum offering price per unit and the maximum aggregate offering prices in Table 1 above are estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the Registered Shares on the New York Stock Exchange on July 25, 2024, which is a date within five business days prior to filing.